VONAGE HOLDINGS CORP.

May 8, 2006

VIA FACSIMILE (202-772-9205) AND EDGAR

Ms. Michele M. Anderson
Legal Branch Chief
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3720
100 F Street, N.E.
Washington, D.C.  20549

Vonage Holdings Corp.

Registration Statement on Form S-1
Filed February 8, 2006 (File No. 333-131659)

Responses to SEC Comment Letter dated May 4, 2006

Dear Ms. Anderson:

On behalf of Vonage Holdings Corp. (the “Company”), set forth below are the comments of the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”) received in your letter dated May 4, 2006 relating to the Company’s registration statement on Form S-1 (File No. 333-131659) filed on February 8, 2006 (the “Registration Statement”), and amended on April 7, 2006, April 12, 2006, April 26, 2006 and April 28, 2006, including the prospectus contained therein (the “Prospectus”).  Each Staff comment is followed by the Company’s response to that comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Registration Statement.

This letter should be read in conjunction with the accompanying Amendment No. 5 to the Registration Statement (“Amendment No. 5”), which the Company filed with the Commission on the date hereof.  In this letter, all page references set forth in the Company’s responses to the Staff’s comments refer to page numbers in Amendment No. 5.  To assist the Staff in reviewing Amendment No. 5, we are delivering, by overnight mail, a copy of this letter and eight bound copies of Amendment No. 5 to Mr. William Bennett.  Four of the copies of Amendment No. 5 have been marked to show changes from the Registration Statement as amended on April 28, 2006.

General

1.                          We have received your request for confidential treatment covering exhibits 10.13, 10.15, 10.16, 10.17, 10.18 and 10.19, and we will respond under cover of a separate letter.

The Company acknowledges the Staff’s comment.

2.                          Reconcile Mr. Citron’s share ownership on page 2 (31%) with page 21 (33%) or tell us why no revision is necessary.

                                    The Company respectfully submits to the Staff that no revision is necessary.  The 31% figure presented on page 2 refers only to Mr. Citron’s ownership of common and preferred shares of the Company, while the 33% figure presented on page 21 refers to Mr. Citron’s beneficial ownership of all Company common stock. The beneficial ownership percentage includes shares issuable upon exercise of warrants and conversion of convertible notes owned by Mr. Citron.

The Offering, page 4

3.                          Please refer to the phrase, “...which will take place immediately prior to the closing of the offering” in the last sentence.  Revise this reference since the Board of Directors approved the reverse stock split to be effective on April 26, 2006.

                                    The Company respectfully advises the Staff that the reverse stock split will take place prior to the closing of the offering. The Company has clarified the disclosure on page 4 and on page F-49 in Note 13 to the financial statements.

Dilution, page 27

4.                          We note that you deleted the last sentence of this section that appeared in your prior filings.  Please revise to disclose and quantify the further dilution to new investors that will occur upon exercise of your outstanding stock options and conversion of your convertibles notes.

The Company respectfully advises the Staff that conversion of the notes and exercise of outstanding options would be non-dilutive. However, the exercise of outstanding warrants would be dilutive, so the Company has revised the disclosure on page 28 to quantify the future dilution to new investors that will occur upon exercise of these warrants.

Telephone Services Revenue and Direct cost of Services, pages 40 and 44

5.                          Please refer our prior comment 17.  Remove your discussion of gross margin since you are excluding the applicable depreciation and amortization from your direct cost of telephony services

The Company has revised “Telephony Services Revenue and Direct Cost of Telephony Services” on pages 40, 44 and 49 pursuant to the Staff’s comment.

Contractual Obligations and Other Commercial Commitments, page 58

6.                          Since the table of contractual obligations only summarizes your obligations as of December 31, 2005, please revise the paragraph entitled “Convertible Notes and Related Interest Expense” on page 59 to disclose the principal amount of the additional convertible notes issued in 2006 and the resulting additional interest expense for the same periods as presented in the table.

The Company has revised “Contractual Obligations and Other Commercial Commitments” on page 59 pursuant to the Staff’s comment.

Network Operations, page 75

7.                          Expand the discussion of the various agreements with the E-911 and other services providers appearing on page 77 to more clearly explain the nature of the services that each party provides to you or how the parties provide the services to you.  For instance, clarify the nature of the “operations support systems services” provided by Neustar, Inc., and briefly explain how they enable you to “implement [y]our local number portability solution.”

The Company has revised “Network Operations” on pages 77 to 78 pursuant to the Staff’s comment.

Legal Proceedings, page 86

8.                          We believe the disclosure in the first paragraph, that you do not expect any of the legal proceedings to have an adverse effect, but that if they were resolved in an adverse manner, they could have an adverse effect, may be potentially vague and confusing.  Please revise.

The Company has revised “Legal Proceedings” on page 86 pursuant to the Staff’s comment.

Employment Agreements, page 106

9.                          Pursuant to the terms of Mr. Snyder’s employment agreement effective February 8, 2006, we note that Mr. Snyder was granted a one-time sign-on bonus which included stock options to purchase 2,500,000 shares of common stock.  We note the revised disclosure on page 108 that Mr. Snyder was granted a sign-on bonus in the form of options to acquire 892,858 shares of common stock.  Please confirm in your response letter, if true, that the number of shares underlying the options changed due to the effectiveness of the reverse stock split; if not, then tell us why this figure changed.  Furthermore, please reconcile Mr. Snyder’s beneficial ownership amount as set forth in the table on page 120 with the language on page 108 pertaining to the grant of options to acquire 892,858 shares of your common stock.  Please also ensure that the issuance of these options is set forth in Item 15 to Part II of the registration statement as requested in prior comment 10 to our letter dated April 21, 2006.

The Company confirms that the number of shares underlying the options changes after giving effect to the contemplated reverse stock split. The Company advises the Staff that the ownership amount as set forth in the “Principal Stockholders” table on page 120 is accurate and includes Mr. Snyder's shares of common stock subject to his option that is exercisable within 60 days of March 31, 2006. The Company confirms that Mr. Snyder's options are included in Item 15 of Part II of the Registration Statement.

Financial Statements

Report of Independent Registered Public Accounting Firm, page F-3

10.                   Please refer to the phrase, “…not presented herein,” in the first sentence.  Revise this reference since the statements of operations, cash flows and stockholders’ deficit are presented in the filing

The Company has revised the “Report of Independent Registered Public Accounting Firm” on page F-3 pursuant to the Staff’s comment.

Note 1.  Pro Forma Information, page F-9

11.                   Please refer to prior comment 16.  For pro forma loss per share purposes, revise to give effect to the conversion as of January 1, 2005.

The Company has revised the disclosure on page F-10 pursuant to the Staff’s comment.

Note 1.  Telephony Services Revenue, page F-9

12.                   Please refer to prior comment 18 and the second paragraph.  Revise to clarify that the rebates in excess of the activation fees are recorded as a reduction in revenue.

The Company has revised the disclosure on page F-10 pursuant to the Staff’s comment.

Note 6.  Convertible Notes, page F-26

13.                   We understand that you will be restating the financial statements to revise the accounting for the embedded derivative.  Please disclose in your MD&A that the embedded derivative will be bifurcated upon the effectiveness of the registration statement and trading on the New York Stock Exchange.  Also, disclose the potential future impact of the bifurcation on your financial statements.

                                    The Company has revised the disclosure on pages 39 to 40 and F-25 pursuant to the Staff's comment.

Note 8.  2001 Stock Incentive Plan, page F-35

14.                   Please refer third sentence in the last paragraph.  The fair value of your common stock should be based on the factors disclosed in the first sentence and not an incremental increase of 5% each month.  Please revise this sentence accordingly.

                                    The Company has revised the disclosure on page F-35 pursuant to the Staff’s comment.

Note 13.  Subsequent Events (Unaudited), page F-49

15.                   Please revise to audit the reverse stock split.

The Company has revised the Registration Statement to indicate that the reverse stock split will occur shortly before closing of the offering. The Company will effect the reverse stock split and file an amended Registration Statement reflecting the effectiveness of the reverse stock split prior to requesting effectiveness of the Registration Statement.

If you have any questions concerning the matter referred to in this letter, please call the undersigned at (732) 528-2675 or counsel to the Company, James S. Scott, Sr. and Ferdinand J. Erker of Shearman & Sterling LLP, at (212) 848-7702 and (212) 848-8167, respectively.

Very truly yours,

/s/ JOHN S. REGO

John S. Rego

cc:                                 William Bennett
(Securities and Exchange Commission)
Sharon A. O’Leary, Chief Legal Officer
(Vonage Holdings Corp.)
James S. Scott, Sr., Esq.
(Shearman & Sterling LLP)
Ferdinand J. Erker, Esq.
(Shearman & Sterling LLP)
Erik R. Tavzel, Esq.
(Cravath, Swaine & Moore LLP)
Adam Roth
(BDO Seidman, LLP)
D. Brian Downey
(Amper, Politziner & Mattia P.C.)